Other Borrowed Funds (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Promissorynote	Dec. 31, 2019 USD ($)
Other Borrowed Funds [Abstract]
Other borrowings	$ 27,863	$ 33,991
FHLB Advances - variable rate loans	0
Cash management advances, maximum borrowing amount	$ 100,000
Cash management advances, maturity period	90 days
Cash management advances, available borrowing amount	$ 100,000
Number of promissory notes payable to related parties | Promissorynote	6
Scheduled Repayments of FHLB Advances [Abstract]
2021	$ 6,332
2022	2,683
2023	2,542
2024	2,173
2025	1,897
Thereafter	12,236
Other borrowings	$ 27,863	$ 33,991
Minimum [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	1.53%
Maximum [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	3.31%
Weighted Average [Member]
Other Borrowed Funds [Abstract]
Fixed-rate FHLB advances interest rate	2.40%	2.39%
Mortgage Loans [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	$ 297,281
Commercial Loans [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	57,457
FHLB Stock [Member]
Other Borrowed Funds [Abstract]
Collateral pledged for FHLB Advances	5,365
Cash management advances, maximum borrowing amount	204,060
Cash management advances, available borrowing amount	102,656
FHLB Borrowings [Member]
Other Borrowed Funds [Abstract]
Other borrowings	24,665	$ 29,758
Scheduled Repayments of FHLB Advances [Abstract]
2021	3,134
2022	2,683
2023	2,542
2024	2,173
2025	1,897
Thereafter	12,236
Other borrowings	24,665	29,758
Promissory Notes [Member]
Other Borrowed Funds [Abstract]
Other borrowings	$ 3,198	$ 4,233
Maturity date of promissory notes issued	Dec. 09, 2021
Weighted average interest rate	2.20%	2.73%
Notes payable to related parties	$ 3,198
Notes payable to other banks	0	$ 405
Scheduled Repayments of FHLB Advances [Abstract]
2021	3,198
2022	0
2023	0
2024	0
2025	0
Thereafter	0
Other borrowings	$ 3,198	4,233
Promissory Notes [Member] | Minimum [Member]
Other Borrowed Funds [Abstract]
Interest rate	1.00%
Promissory Notes [Member] | Maximum [Member]
Other Borrowed Funds [Abstract]
Interest rate	2.85%
FHLB Line of Credit [Member]
Other Borrowed Funds [Abstract]
Letters of credit issued	$ 76,740	$ 56,500